Financial investments, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 15,959	$ 14,459
Derivative assets (Note 9)	48,374	10,807
Other receivable accounts at amortized cost	71,380	71,342
Total non-current financial investments	135,713	96,608
Contracted concessional financial assets	178,801	188,912
Derivative assets (Note 9)	3,928	2,153
Other receivable accounts at amortized cost	6,075	16,314
Total current financial investments	$ 188,804	$ 207,379